Commitments, contingencies and guarantees (Tables)	12 Months Ended
Sep. 30, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Future Minimum Lease Payments Under Non-Cancellable Operating Leases
Minimum finance lease payments are as follows:

	Principal	Interest	Payment
	$	$	$
Less than one year	14,086	448	14,534
Between one and two years	11,303	282	11,585
Between two and five years	4,950	176	5,126
Total minimum finance lease payments	30,339	906	31,245
The future minimum lease payments under non-cancellable operating leases are due as follows:

$
Less than one year	188,121
Between one and two years	155,531
Between two and five years	332,619
Beyond five years	171,231

Disclosure of Minimum Payments Under Long-Term Service and Other Agreements	Minimum payments under these agreements are due as follows:

$
Less than one year	113,840
Between one and two years	79,252
Between two and five years	18,753